Property and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment
Note 5 — Property and Equipment

Property and equipment consisted of the following:

	December 31,	December 31,
	2015	2014

Office Equipment	$196,374	$193,669
Furniture and Fixtures	4,418	4,416
Leasehold Improvements	-	22,131
Motor Vehicles	210,933	210,846
	411,725	431,062
Less: Accumulated Depreciation	(169,798)	(108,913)
	$241,927	$322,149

Depreciation expense was $82,961, $77,224 and $24,284 for the years ended December 31, 2015, 2014 and 2013, respectively.